UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4264

Name of Fund: Merrill Lynch California Insured Municipal Bond Fund of Merrill
      Lynch California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 95.4%
-----------------------------------------------------------------------------------------------------------------------------------
                    $  2,625    ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                                Medical Center), 6% due 12/01/2029 (a)                                                     $  2,921
                    ---------------------------------------------------------------------------------------------------------------
                       3,750    Alameda, California, Public Financing Authority, Local Agency Special Tax Revenue Bonds
                                (Community Facility Number 1), Series A, 7% due 8/01/2019                                     3,960
                    ---------------------------------------------------------------------------------------------------------------
                       3,600    Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien, Series
                                A, 5.25% due 10/01/2021 (g)                                                                   3,883
                    ---------------------------------------------------------------------------------------------------------------
                                Anaheim, California, Public Financing Authority:
                       6,000        Electric System Distribution Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (f)    6,284
                       4,000        Tax Allocation Revenue Refunding Bonds, RITES,10.27% due 12/28/2018 (g)(i)                4,813
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.875% due
                                4/01/2022 (g)                                                                                 2,112
                    ---------------------------------------------------------------------------------------------------------------
                       2,935    Bay Area Government Association, California, Tax Allocation Revenue Bonds (California
                                Redevelopment Agency Pool), Series A, 5.125% due 9/01/2025 (j)                                3,132
                    ---------------------------------------------------------------------------------------------------------------
                       1,425    Bay Area Government Association, California, Tax Allocation Revenue Refunding Bonds
                                (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (f)                       1,462
                    ---------------------------------------------------------------------------------------------------------------
                                Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue Refunding Bonds,
                                AMT, Series B (a):
                       1,500        5% due 7/01/2024                                                                          1,570
                       1,160        5% due 7/01/2025                                                                          1,210
                    ---------------------------------------------------------------------------------------------------------------
                                California Educational Facilities Authority, Revenue Refunding Bonds (g):
                       9,000        RIB, Series 413, 8.74% due 10/01/2026 (i)                                                10,021
                       1,025        (University of the Pacific), 5.875% due 11/01/2020                                        1,151
                    ---------------------------------------------------------------------------------------------------------------
                       1,000    California Educational Facilities Authority, Revenue Bonds (University of Redlands),
                                Series A, 5% due 10/01/2035                                                                   1,038
                    ---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Abbreviations
--------------------------------------------------------------------------------

To simplify the listings of Merrill Lynch California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
GO              General Obligation Bonds
RIB             Residual Interest Bonds
RITES           Residual Interest Tax-Exempt Securities
RITR            Residual Interest Trust Receipts
VRDN            Variable Rate Demand Notes

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                California Health Facilities Financing Authority Revenue Bonds:
                    $ 10,000        DRIVERS, Series 181, 7.742% due 6/01/2022 (f)(i)                                       $ 11,425
                       5,000        (Kaiser Permanente), RIB, Series 26, 7.72% due 6/01/2022 (f)(i)                           5,712
                       2,000        (Scripps Memorial Hospital), Series A, 6.375% due 10/01/2022 (g)                          2,022
                       2,080        (Sutter Health), Series A, 6.25% due 8/15/2035                                            2,324
                    ---------------------------------------------------------------------------------------------------------------
                                California Health Facilities Financing Authority, Revenue Refunding Bonds (Adventist
                                Hospital), VRDN (g)(h):
                       1,400        Series A, 2.90% due 9/01/2028                                                             1,400
                         200        Series B, 2.90% due 9/01/2028                                                               200
                          10        Series C, 2.90% due 9/01/2015                                                                10
                    ---------------------------------------------------------------------------------------------------------------
                       3,000    California Health Facilities Financing Authority, Insured Health Facility Revenue
                                Refunding Bonds (Catholic Healthcare West), Series A, 6% due 7/01/2017 (g)                    3,153
                    ---------------------------------------------------------------------------------------------------------------
                       4,500    California State Department of Water Resources, Power Supply Revenue Bonds, Series A,
                                5.75% due 5/01/2017                                                                           5,064
                    ---------------------------------------------------------------------------------------------------------------
                                California State Public Works Board, Lease Revenue Bonds:
                       2,800        (Department of Health Services), Series A, 5.625% due 11/01/2019 (g)                      3,087
                       3,000        (Various Community College Projects), Series A, 5.625% due 3/01/2016 (a)                  3,119
                    ---------------------------------------------------------------------------------------------------------------
                                California State Public Works Board, Lease Revenue Refunding Bonds:
                      10,000        (Department of Corrections), Series B, 5.625% due 11/01/2019 (g)                         10,563
                       1,500        (Various Community College Projects), Series B, 5.625% due 3/01/2019 (a)                  1,559
                    ---------------------------------------------------------------------------------------------------------------
                       1,580    California State University and Colleges, Housing System Revenue Refunding Bonds, 5.80%
                                due 11/01/2017 (d)                                                                            1,630
                    ---------------------------------------------------------------------------------------------------------------
                       6,000    California Statewide Communities Development Authority, COP, Refunding (Huntington
                                Memorial Hospital), 5.80% due 7/01/2006 (b)(e)                                                6,306
                    ---------------------------------------------------------------------------------------------------------------
                       2,475    California Statewide Communities Development Authority, Health Facility Revenue Bonds
                                (Memorial Health Services), Series A, 6% due 10/01/2023                                       2,782
                    ---------------------------------------------------------------------------------------------------------------
                                Capistrano, California, Unified School District, Community Facility District, Special Tax
                                Bonds:
                       1,720        (No. 05-1 Rancho Madrina), 5.15% due 9/01/2029                                            1,742
                       1,200        (No. 90-2 Talega), 6% due 9/01/2032                                                       1,299
                    ---------------------------------------------------------------------------------------------------------------
                       6,380    Capistrano, California, Unified School District, Community Facility District, Special Tax
                                Refunding Bonds, 5% due 9/01/2023 (d)                                                         6,901
                    ---------------------------------------------------------------------------------------------------------------
                       5,585    Contra Costa County, California, Public Financing Authority, Lease Revenue Refunding
                                Bonds (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                         5,940
                    ---------------------------------------------------------------------------------------------------------------
                                Corona, California, COP, Refunding (Corona Community):
                       1,915        8% due 3/01/2009 (e)                                                                      2,237
                       2,065        8% due 3/01/2010 (e)                                                                      2,489
                       2,230        8% due 3/01/2011 (e)                                                                      2,760
                       2,410        8% due 3/01/2012 (e)                                                                      3,054
                       2,605        8% due 3/01/2013 (e)                                                                      3,369
                       2,810        8% due 3/01/2014 (e)                                                                      3,694
                       3,035        8% due 3/01/2015 (c)                                                                      4,039
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  1,250    Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024 (d)      $  1,380
                    ---------------------------------------------------------------------------------------------------------------
                       3,020    East Side Union High School District, California, Santa Clara County, GO (Election of
                                2002), Series D, 5% due 8/01/2026 (j)                                                         3,216
                    ---------------------------------------------------------------------------------------------------------------
                       1,000    Elk Grove, California, East Franklin Community Number 1 Special Tax, Series A, 6% due
                                8/01/2033                                                                                     1,066
                    ---------------------------------------------------------------------------------------------------------------
                       3,000    Etiwanda School District, California, Community Facilities District Number 8, Special
                                Tax, 6.25% due 9/01/2032                                                                      3,224
                    ---------------------------------------------------------------------------------------------------------------
                       3,620    Fremont, California, GO (Election of 2002), Series B, 5% due 8/01/2029 (d)                    3,852
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    Glendale, California, Unified School District, GO, Series F, 5% due 9/01/2028 (g)             2,119
                    ---------------------------------------------------------------------------------------------------------------
                                Grossmont, California, Unified High School District, COP (e)(f):
                       1,220        5.65% due 9/01/2008                                                                       1,349
                       2,250        5.75% due 9/01/2008                                                                       2,494
                    ---------------------------------------------------------------------------------------------------------------
                       2,750    Hawthorne, California, School District, GO, Series A, 5.50% due 11/01/2008 (d)(e)             3,037
                    ---------------------------------------------------------------------------------------------------------------
                       5,080    Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                                Facilities District No. 86-1), 5.50% due 11/01/2017 (a)                                       5,462
                    ---------------------------------------------------------------------------------------------------------------
                       5,050    La Mesa-Spring Valley, California, School District, Capital Appreciation, GO, Refunding
                                (Election of 2002), Series B, 5.159%* due 8/01/2026 (d)                                       1,852
                    ---------------------------------------------------------------------------------------------------------------
                       2,535    Long Beach, California, Harbor Revenue Refunding Bonds, AMT, Series A, 5%
                                due 5/15/2018 (g)                                                                             2,726
                    ---------------------------------------------------------------------------------------------------------------
                       4,000    Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles), 6.20%
                                due 11/01/2031 (a)                                                                            4,551
                    ---------------------------------------------------------------------------------------------------------------
                      11,765    Los Angeles, California, Community College District, GO, Series A, 5.50%
                                due 8/01/2011 (e)(g)                                                                         13,322
                    ---------------------------------------------------------------------------------------------------------------
                       7,000    Los Angeles, California, Convention and Exhibition Center Authority, COP, 9% due
                                12/01/2020 (a)                                                                                7,214
                    ---------------------------------------------------------------------------------------------------------------
                                Los Angeles, California, Harbor Department Revenue Bonds, AMT:
                       7,000        RITR,  Series RI-7, 9.025% due 11/01/2026 (g)(i)                                          7,708
                       1,000        Series B, 5.375% due 11/01/2023                                                           1,032
                    ---------------------------------------------------------------------------------------------------------------
                       4,785    Los Angeles, California, Harbor Department Revenue Refunding Bonds, 7.60%
                                due 10/01/2018 (c)(g)                                                                         6,045
                    ---------------------------------------------------------------------------------------------------------------
                       2,350    Los Angeles, California, Wastewater System, Revenue Refunding Bonds, Series A, 5% due
                                6/01/2032 (f)                                                                                 2,479
                    ---------------------------------------------------------------------------------------------------------------
                                Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System):
                       5,400        Series A-A-1, 5.25% due 7/01/2020 (f)                                                     5,828
                       4,000        Series A-A-2, 5.375% due 7/01/2021 (g)                                                    4,344
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    Los Rios, California, Community College District, GO (Election of 2002), Series B, 5% due
                                8/01/2027 (g)                                                                                 2,128
                    ---------------------------------------------------------------------------------------------------------------
                       2,220    Madera, California, Unified School District, GO (Election 2002), 5% due 8/01/2028 (f)         2,337
                    ---------------------------------------------------------------------------------------------------------------
                       8,175    Manteca, California, Unified School District, GO, 5% due 8/01/2027 (f)                        8,713
                    ---------------------------------------------------------------------------------------------------------------
                       2,780    Morgan Hill, California, Unified School District, GO, 5.25% due 8/01/2019 (d)                 3,073
                    ---------------------------------------------------------------------------------------------------------------
                         700    Murrieta, California, Community Facilities District, Special Tax Bonds (No. 04-1
                                Bremerton), 5.625% due 9/01/2034                                                                720
                    ---------------------------------------------------------------------------------------------------------------
                       4,000    Orange County, California, Community Facilities District, Special Tax Bonds (No. 04-1
                                Ladera Ranch), Series A, 5.15% due 8/15/2029                                                  4,057
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    Orange County, California, Sanitation District, COP, 5.25% due 2/01/2028 (d)                  2,157
                    ---------------------------------------------------------------------------------------------------------------
                       1,025    Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                                (Project Area Number 1), 5.45% due 4/01/2018 (g)                                              1,086
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  1,500    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention
                                Center Project), Series A, 5.50% due 11/01/2029 (g)                                        $  1,693
                    ---------------------------------------------------------------------------------------------------------------
                       5,485    Peralta, California, Community College District, GO (Election of 2000), Series C, 5% due
                                8/01/2029 (g)                                                                                 5,829
                    ---------------------------------------------------------------------------------------------------------------
                       1,000    Petaluma, California, Community Development Commission Tax Allocation Bonds (Petaluma
                                Community Development Project), Series A, 5.75% due 5/01/2030 (g)                             1,072
                    ---------------------------------------------------------------------------------------------------------------
                       5,600    Placentia-Yorba Linda, California, Unified School District, GO (Election of 2002), Series
                                B, 4.91%* due 8/01/2028 (d)                                                                   1,849
                    ---------------------------------------------------------------------------------------------------------------
                       1,000    Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019
                                (g)                                                                                           1,078
                    ---------------------------------------------------------------------------------------------------------------
                       8,295    Port of Oakland, California, RITR, AMT, Class R, Series 5, 8.193% due 11/01/2012 (d)(i)       9,818
                    ---------------------------------------------------------------------------------------------------------------
                      12,710    Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due
                                11/01/2027 (d)                                                                               13,593
                    ---------------------------------------------------------------------------------------------------------------
                       1,750    Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                                Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                  1,997
                    ---------------------------------------------------------------------------------------------------------------
                       3,865    Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                                (Solid Waste and Redevelopment Project), 5.75% due 12/01/2022 (a)                             4,326
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    Sacramento, California, Municipal Utility District, Electric Revenue Bonds, Series R, 5%
                                due 8/15/2033 (g)                                                                             2,110
                    ---------------------------------------------------------------------------------------------------------------
                       8,000    Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                                Series L, 5.125% due 7/01/2022 (g)                                                            8,436
                    ---------------------------------------------------------------------------------------------------------------
                      10,000    Sacramento County, California, Airport System Revenue Refunding Bonds, Sub-Series B, 5%
                                due 7/01/2026 (d)                                                                            10,450
                    ---------------------------------------------------------------------------------------------------------------
                       1,820    Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (f)              1,937
                    ---------------------------------------------------------------------------------------------------------------
                       3,500    Saddleback Valley, California, Unified School District, Public Financing Authority,
                                Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (f)                        3,593
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                                (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                      2,064
                    ---------------------------------------------------------------------------------------------------------------
                       4,000    San Bernardino, California, Joint Powers Financing Authority, Tax Allocation Revenue
                                Refunding Bonds, Series A, 5.75% due 10/01/2015 (f)                                           4,117
                    ---------------------------------------------------------------------------------------------------------------
                       4,000    San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                                5.50% due 8/01/2019 (g)                                                                       4,088
                    ---------------------------------------------------------------------------------------------------------------
                       2,000    San Buenaventura, California, Wastewater Revenue Refunding Bonds, COP, 5% due 3/01/2029
                                (g)                                                                                           2,112
                    ---------------------------------------------------------------------------------------------------------------
                      10,000    San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System
                                Revenue Bonds, 5% due 8/01/2021 (d)                                                          10,547
                    ---------------------------------------------------------------------------------------------------------------
                                San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds (d):
                       4,450        Series A, 5.25% due 5/15/2027                                                             4,640
                       6,175        Series B, 5.25% due 5/15/2027                                                             6,439
                    ---------------------------------------------------------------------------------------------------------------
                       4,235    San Diego, California, Unified School District, GO (Election of 1998), Series F, 5% due
                                7/01/2029 (f)                                                                                 4,512
                    ---------------------------------------------------------------------------------------------------------------
                       7,350    San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5% due
                                5/01/2030 (f)                                                                                 7,829
                    ---------------------------------------------------------------------------------------------------------------
                       4,000    San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series
                                A, 5% due 5/01/2027 (g)                                                                       4,211
                    ---------------------------------------------------------------------------------------------------------------
                       1,250    San Francisco, California, City and County Airport Commission, International Airport,
                                Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10% due
                                1/01/2020 (f)                                                                                 1,350
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                        Face
                      Amount    Municipal Bonds                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $  4,000    San Francisco, California, State Building Authority, Lease Revenue Bonds (San Francisco
                                Civic Center Complex), Series A, 5.25% due 12/01/2021 (a)                                  $  4,201
                    ---------------------------------------------------------------------------------------------------------------
                       5,790    San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                                Refunding Bonds, Series A, 5.375% due 1/15/2029 (g)                                           6,083
                    ---------------------------------------------------------------------------------------------------------------
                       1,420    San Jose-Evergreen, California, Community College District, GO, Series B, 5.50% due
                                9/01/2021 (d)                                                                                 1,577
                    ---------------------------------------------------------------------------------------------------------------
                                San Juan, California, Unified School District, GO:
                       3,740        5.625% due 8/01/2017 (d)                                                                  4,181
                       3,000        5.70% due 8/01/2019 (f)                                                                   3,340
                       4,345        5.625% due 8/01/2020 (d)                                                                  4,821
                       3,500        (Election of 2002), 5% due 8/01/2028 (g)                                                  3,707
                    ---------------------------------------------------------------------------------------------------------------
                       1,000    San Mateo County, California, Community College District, COP, 5% due 10/01/2029 (g)          1,059
                    ---------------------------------------------------------------------------------------------------------------
                       2,240    San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds
                                (Capital Projects), Series A, 5.125% due 7/15/2028 (f)                                        2,360
                    ---------------------------------------------------------------------------------------------------------------
                       1,700    Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due 7/01/2028
                                (g)                                                                                           1,800
                    ---------------------------------------------------------------------------------------------------------------
                       1,650    Santa Margarita, California, Water District, Special Tax Refunding Bonds (Community
                                Facilities District No. 99), Series 1, 6.20% due 9/01/2020                                    1,806
                    ---------------------------------------------------------------------------------------------------------------
                       4,000    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery
                                Redevelopment Project), 6% due 7/01/2029 (a)                                                  4,412
                    ---------------------------------------------------------------------------------------------------------------
                                Santa Rosa, California, High School District, GO:
                       1,000        5.70% due 5/01/2021 (f)                                                                   1,077
                       1,000        (Election of 2002), 5% due 8/01/2028 (g)                                                  1,059
                    ---------------------------------------------------------------------------------------------------------------
                                Temecula Valley, California, Unified School District, Community Facilities District,
                                Special Tax Bonds (No. 02-1):
                       1,255        5.125% due 9/01/2030                                                                      1,262
                       1,905        5.125% due 9/01/2035                                                                      1,913
                    ---------------------------------------------------------------------------------------------------------------
                       1,650    Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5% due
                                9/15/2026 (d)                                                                                 1,753
                    ---------------------------------------------------------------------------------------------------------------
                       5,500    University of California, Hospital Revenue Refunding Bonds (UCLA Medical Center), Series
                                B, 5.50% due 5/15/2021 (a)                                                                    6,146
                    ---------------------------------------------------------------------------------------------------------------
                       4,215    Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (f)             4,570
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
                       2,000    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                Bonds, Series B, 5.75% due 7/01/2018 (g)                                                      2,253
                    ---------------------------------------------------------------------------------------------------------------
                       6,790    Puerto Rico Commonwealth, Public Improvement, GO, 5.75% due 7/01/2010 (e)(g)                  7,600
                    ---------------------------------------------------------------------------------------------------------------
                       6,610    Puerto Rico Commonwealth, Public Improvement, GO, Refunding, 5.70% due 7/01/2020 (g)          7,308
                    ---------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $410,795) - 99.2%                                             443,986
                    ---------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund
Schedule of Investments as of May 31, 2005                        (in Thousands)

                      Shares
                        Held    Mutual Funds                                                                                Value
                    ---------------------------------------------------------------------------------------------------------------
                          68    BlackRock California Insured Municipal 2008 Term Trust, Inc.                               $  1,095
                    ---------------------------------------------------------------------------------------------------------------
                                Total Mutual Funds (Cost - $1,156) - 0.2%                                                     1,095
                    ---------------------------------------------------------------------------------------------------------------

                                Short-Term Securities
                    ---------------------------------------------------------------------------------------------------------------
                          15    CMA California Municipal Money Fund (k)                                                         215
                    ---------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $215) - 0.1%                                                215
                    ---------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $412,166**) - 99.5%                                               445,296

                                Other Assets Less Liabilities - 0.5%                                                          2,433
                                                                                                                           --------
                                Net Assets - 100.0%                                                                        $447,729
                                                                                                                           ========

* Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                 (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 412,166
                                                                      =========
      Gross unrealized appreciation                                   $  33,222
      Gross unrealized depreciation                                         (92)
                                                                      ---------
      Net unrealized appreciation                                     $  33,130
                                                                      =========

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   Prerefunded.
(f)   FSA Insured.
(g)   MBIA Insured.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(j)   XL Capital Insured.
(k) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                          Activity         Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                   209              $ 8
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust

Date: July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust

Date: July 15, 2005


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust

Date: July 15, 2005